Supplemental cash flow information (Schedule of detailed information about supplemental cash flow information) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Supplemental Cash Flow Informations Abstract
Balance - beginning of year	$ 5,423,948	$ 4,627,452	$ 4,433,363
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	562,000	417,950	645,151
Repayments of convertible debentures	(417,915)	(287,460)	(270,000)
Non-cash changes:
Accretion expense	290,208	272,501	279,834
Accrued interest on convertible debentures	537,288	530,033	471,596
Loss (gain) on revaluation of derivative liabilities	(1,360,463)	78,915	(658,503)
Loss (gain) on conversion of convertible debentures	9,821	45,535	21,120
Loss (gain) on repayment of convertible debentures	5,484	62,253	27,243
Loss (gain) on extinguishment of convertible debentures	(21,994)	388,985	1,400,823
Convertible debentures converted into common shares	(162,366)	(680,701)	(1,656,422)
Convertible debentures settled for units	(119,615)	0	0
Foreign exchange (gain) loss	(30,428)	(31,515)	(66,753)
Balance - end of year	$ 4,715,968	$ 5,423,948	$ 4,627,452